Provisions and Other Liabilities - Summary of Provisions and Other Non-current Liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current provisions and other non-current liabilities [Line Items]
Balance, beginning of period	€ 8,834	€ 9,169	€ 9,578
Changes in scope of consolidation	105		13
Increases in provisions and other liabilities	2,083	1,227	1,252
Provisions utilized	(981)	(584)	(585)
Reversals of unutilized provisions	(373)	(507)	(315)
Transfers	(330)	(790)	(328)
Reclassification of the Animal Health business			(149)
Net interest related to employee benefits, and unwinding of discount	125	149	158
Unrealized gains and losses	6		5
Currency translation differences	(345)	61	190
Actuarial gains and losses on defined-benefit plans	30	109	(650)
Balance, end of period	9,154	8,834	9,169
Provisions for Pensions and Other Post-employment Benefits [Member]
Non-current provisions and other non-current liabilities [Line Items]
Balance, beginning of period	4,377	4,308	4,873
Changes in scope of consolidation	86
Increases in provisions and other liabilities	269	220	290
Provisions utilized	(732)	(294)	(366)
Reversals of unutilized provisions	(18)	1	(39)
Transfers	16	(85)	43
Reclassification of the Animal Health business			(76)
Net interest related to employee benefits, and unwinding of discount	87	108	109
Currency translation differences	(156)	10	124
Actuarial gains and losses on defined-benefit plans	30	109	(650)
Balance, end of period	3,959	4,377	4,308
Provisions for Other Long-term Benefits [Member]
Non-current provisions and other non-current liabilities [Line Items]
Balance, beginning of period	720	678	650
Changes in scope of consolidation	3
Increases in provisions and other liabilities	163	130	108
Provisions utilized	(97)	(86)	(73)
Reversals of unutilized provisions	(5)	(11)	(7)
Transfers	1	(6)	3
Reclassification of the Animal Health business			(34)
Net interest related to employee benefits, and unwinding of discount	4	6	5
Currency translation differences	(39)	9	26
Balance, end of period	750	720	678
Restructuring Provisions [Member]
Non-current provisions and other non-current liabilities [Line Items]
Balance, beginning of period	744	762	835
Increases in provisions and other liabilities	105	475	265
Provisions utilized	(7)	(7)	(16)
Reversals of unutilized provisions	(42)	(39)	(12)
Transfers	(282)	(450)	(317)
Reclassification of the Animal Health business			(3)
Net interest related to employee benefits, and unwinding of discount	3	4	5
Currency translation differences	(7)	(1)	5
Balance, end of period	514	744	762
Other Provisions [Member]
Non-current provisions and other non-current liabilities [Line Items]
Balance, beginning of period	2,777	3,146	3,076
Changes in scope of consolidation	13		13
Increases in provisions and other liabilities	680	402	475
Provisions utilized	(137)	(195)	(130)
Reversals of unutilized provisions	(308)	(458)	(256)
Transfers	(58)	(182)	(57)
Reclassification of the Animal Health business			(34)
Net interest related to employee benefits, and unwinding of discount	27	29	37
Unrealized gains and losses	1
Currency translation differences	(114)	35	22
Balance, end of period	2,881	2,777	3,146
Other Non-current Liabilities [Member]
Non-current provisions and other non-current liabilities [Line Items]
Balance, beginning of period	216	275	144
Changes in scope of consolidation	3
Increases in provisions and other liabilities	866		114
Provisions utilized	(8)	(2)
Reversals of unutilized provisions			(1)
Transfers	(7)	(67)
Reclassification of the Animal Health business			(2)
Net interest related to employee benefits, and unwinding of discount	4	2	2
Unrealized gains and losses	5		5
Currency translation differences	(29)	8	13
Balance, end of period	€ 1,050	€ 216	€ 275